Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets:
Cash	$ 13,789,532	$ 6,952,795	$ 2,129,999
Prepaid expenses	530,188	205,857	117,448
Total current assets	14,319,720	7,158,652	2,247,447
Deferred offering costs		75,000
Deposits	235,235
Right of use asset	1,872,763
Total assets	16,427,718	7,233,652	2,247,447
Current liabilities:
Accounts payable and accrued liabilities	231,611	190,005	102,771
Lease liability, current	352,281
Contingent consideration	1,222,000
Total current liabilities	1,805,892	225,005
Lease liability, non-current	1,618,510
Total liabilities	3,424,402	225,005	137,771
Mezzanine Equity
Common stock subject to possible redemption		5,000,000
Stockholders’ Equity
Preferred stock value
Common stock value	2,900	2,319	2,050
Additional paid-in capital	27,942,461	9,288,553	3,139,450
Accumulated deficit	(14,942,045)	(7,282,225)	(1,031,824)
Total stockholders’ equity	13,003,316	2,008,647	2,109,676
Total liabilities, mezzanine equity, and stockholders’ equity	16,427,718	7,233,652	2,247,447
Related Party [Member]
Current liabilities:
Due to related parties		$ 35,000	$ 35,000